Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

(in thousands of USD)	December 31, 2024	December 31, 2023
Bank deposits	—	182,500
Cash at bank and in hand	38,869	246,870
Total	38,869	429,370
No bank deposits were held at December 31, 2024. Four bank deposits were held at December 31, 2023 in connection with the sale of the vessels to Frontline. All four deposits have been fully repaid during January and February, 2024. All cash is in different banks which all have a high credit rating.